Fees Summary	Jul. 25, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 73,569.02
Total Fee Amount	73,569.02
Total Transaction Valuation	532,722,806.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A